LifePoints Funds, Target Distribution Strategies Prospectuses

RUSSELL INVESTMENT COMPANY

Supplement dated January 20, 2010 to

PROSPECTUSES DATED APRIL 30, 2009

I.	CHANGE IN TARGET DISTRIBUTION PER SHARE: As described in the Prospectus, the Target Distribution Strategies Class S Share Funds’ (the “Class S Share Funds’”) investment model assumes the redemption of shares from your account to pay your financial intermediary a 1.00% fee per year. As a result of such redemptions, you will hold fewer shares of the Class S Share Funds and the Class S Share Funds will increase their per share target distribution each year. However, you will receive substantially the same distribution in the subsequent year as in the previous year because, although the Class S Share Funds will make distributions at an increased amount per share, you will own fewer shares.

Therefore, effective January 1, 2010, the Annual Target Distributions for the Class S Share Funds are as follows:

Fund	Annual Target Distribution
2017 Retirement Distribution Fund – S Shares	$0.7142 per share per year payable annually

2017 Accelerated Distribution Fund – S Shares	$1.0203 per share per year payable annually

2027 Extended Distribution Fund – S Shares	$0.6122 per share per year payable annually

These distributions are not guaranteed and may include a return of capital.

There are no changes to the Annual Target Distributions for the 2017 Retirement Distribution Fund – A Shares, the 2017 Accelerated Distribution Fund – A Shares and the 2027 Extended Distribution Fund – A Shares.

II.	FEES AND EXPENSES: For the 2017 Retirement Distribution Fund – A Shares and the 2017 Retirement Distribution Fund – S Shares the “Annual Fund Operating Expenses” Table (the notes to the table remain unchanged) and the “Example” Table in the section entitled “Fees and Expenses” in the Prospectuses referenced above is replaced with the following:

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses*	Acquired (Underlying) Fund Fees and Expenses**	Total Annual Fund Operating Expenses*	Less Fee Waivers and Expense Reimbursements##	Net Annual Fund Operating Expenses*
2017 Retirement Distribution Fund – A Shares	0.20%	0.25%	9.51%	0.73%	10.69%	(9.44)%	1.25%
2017 Retirement Distribution Fund – S Shares	0.20%	0.00%	8.05%	0.71%	8.96%	(7.98)%	0.98%

Example

	1 Year	3 Years	5 Years	10 Years
2017 Retirement Distribution Fund – A Shares	$695	$2,668	$4,424	$8,009
2017 Retirement Distribution Fund – S Shares	100	1,891	3,543	7,133

III.

RUSSELL MONEY MARKET FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGY CHANGES: The Russell Money Market Fund, a fund in which the Target Distribution Strategies Funds may invest, has a new investment strategy. Additionally, the Russell Money Market

Fund’s investment objective has changed. As a result of the new investment objective and new investment strategy, the following information replaces the information for the Russell Money Market Fund in the section entitled “Investment Objective and Investment Strategies of the Underlying Funds” in the Prospectuses referenced above:

Non-Fundamental Investment Objective

Seeks to preserve principal and provide liquidity and current income.

Principal Investment Strategies

The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government, its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. U.S. government securities are high quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported by only the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. U.S. government agencies or instrumentalities that issue or guarantee securities include, among others, the U.S. Treasury, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks and the Federal Home Loan Bank.

The Fund’s investments may include adjustable rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities whose rates are tied to appropriate money market indexes and are reset periodically. The dollar weighted average maturity of the Fund’s portfolio is 60 days or less.

The types of U.S. government obligations the Fund may purchase include:

(1)	a variety of U.S. Treasury obligations backed by the full faith and credit of the U.S. government which differ only in their interest rates, maturities and times of issuance, including:

(a)	U.S. Treasury bills that at time of issuance have maturities of one year or less, and

(b)	U.S. Treasury notes and U.S. Treasury bonds with remaining maturities of 13 months if fixed rate and 24 months if variable rate (so long as the variable rate is readjusted no less frequently than every 762 days and the next readjustment date is within 397 days);

(2)	obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and supported by any of the following:

(a)	the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates),

(b)	the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury,

(c)	discretionary authority of the U.S. government agency or instrumentality, or

(d)	the credit of the agency or instrumentality.

The Fund enters into repurchase agreements collateralized by U.S. government or agency obligations. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund invests in variable rate demand notes, generally municipal debt instruments, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. These are obligations with a “put” right, obligating the provider of the put to buy the security within a specified time and at an agreed upon price.

The Fund may also invest in: (i) debt securities that are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”) or other similar current or future government programs. Under the TLGP, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on senior unsecured debt issued by entities eligible to participate in the TLGP, which generally include FDIC-insured depository institutions, U.S. bank holding companies or financial holding companies and certain U.S. savings and loan holding companies and (ii) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, such as Straight-A Funding student loan program.

Because the Fund may be 100% invested in securities of the U.S. government or any of its agencies or instrumentalities, the Fund’s return may be less than a fund which can invest without limitation in all types of securities.

The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market liquidity and market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

The Fund is a stable value fund and generally pursues a “buy and hold” strategy. However, the Fund may sell securities as a result of changes in creditworthiness of the issuer of those securities, to change the characteristics of the portfolio (e.g., its dollar weighted average maturity), to increase the Fund’s market-based net asset value, to comply with Rule 2a-7 under the Investment Company Act of 1940 or to create liquidity to meet redemptions.

The Fund seeks to maintain a net asset value of $1.00 per share, although it is possible to lose money by investing in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

IV.	RUSSELL MONEY MARKET FUND RISKS: As a result of the new investment strategy, the following changes are made to the section entitled “Risks” for the Russell Money Market Fund.

The following risks are removed from the above referenced Prospectuses for the Russell Money Market Fund:

Funding Agreements

Asset Backed Securities

Yankee Bonds and Yankee CDs

Illiquid Securities

The following risks that are currently listed as non-principal risks for the Russell Money Market Fund are now principal risks for the Fund:

Government Issued or Guaranteed Securities, U.S. Government Securities

Municipal Obligations

The following principal risks are added for the Russell Money Market Fund:

Debt Securities Guaranteed Pursuant to Government Guarantees

The TLGP guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Fund itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk. The terms of other government guarantee programs may differ.

Industry Concentration Risk

Problems affecting a particular industry in which the Fund invests more than 25% of its assets may impact the Fund to a greater degree than a fund that invests in a more diversified portfolio of securities. The Fund concentrates its investments in U.S. government securities, including U.S. Treasury obligations and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. By concentrating its investments in U.S. government securities, the Fund carries a much greater sensitivity to adverse developments affecting such securities than a fund that invests in a wide variety of securities and industries. The value of U.S. government securities can be affected by, among other factors, adverse economic developments, legislative measures and changes to tax and regulatory requirements.

V.	INVESTMENT OF CASH RESERVES AND CASH COLLATERAL: Each of the Underlying Funds which formerly invested its cash reserves or cash collateral received in securities lending transactions (together, the “Cash Balances”) in the Russell Money Market Fund now invests those Cash Balances in either the Russell U.S. Cash Management Fund or the Russell U.S. Cash Collateral Fund, unregistered funds advised by RIMCo and administered by RFSC (the “Cash Management Fund” and the “Cash Collateral Fund,” respectively). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the Cash Balances invested in the Cash Management Fund and the Cash Collateral Fund is 0.10%, respectively, the same as the net aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC with respect to the Russell Money Market Fund. In light of these changes, references in the prospectuses noted above to investment by the Underlying Funds of Cash Balances in the Russell Money Market Fund are changed to reflect the investment of Cash Balances in the Cash Management Fund and the Cash Collateral Fund.

VI.	PORTFOLIO MANAGERS: The following changes are made to the list of employees who have primary responsibility for the management of the Russell Investment Company (“RIC”) Funds in each of the Prospectuses referenced above in the sections entitled “Management of the Funds and the Underlying Funds.”

The following information is added:

Matthew Beardsley, Portfolio Manager since September 2009. From October 2007 to September 2009, Mr. Beardsley was an Associate Portfolio Manager for Russell Investments. Beginning in 2003, Mr. Beardsley was a Senior Manager Research Analyst covering global equities. Mr. Beardsley has primary responsibility for the management of the Russell Global Equity Fund.

The following information is deleted:

Philip Hoffman, Portfolio Manager since June 2004. From 2000 to June 2004, Mr. Hoffman was a Senior Research Analyst where he headed the research of global equity managers. Mr. Hoffman has primary responsibility for the management of the Russell Global Equity Fund.

VII.	RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND “SELECT HOLDINGS” STRATEGY: The following information relates to the Russell International Developed Markets Fund in each of the Prospectuses referenced above:

RIMCo is no longer employing a “select holdings” strategy for the Russell International Developed Markets Fund.

VIII.	FRONT-END SALES CHARGE WAIVERS: In the section entitled “Front-End Sales Charges,” number three under “Front-End Sales Charge Waivers” is replaced with the following, as applicable:

3.	Sales to multi-participant employer sponsored Defined Contribution plans held in plan level accounts, excluding SEPs and SIMPLE-IRAs.

In addition, the following language under “Front-End Sales Charge Waivers” is deleted:

8.	Shares purchased by tax-exempt organizations (as defined by Section 501(c)(3) of the IRC).

IX.	RIGHTS OF ACCUMULATION: In the section entitled “Front-End Sales Charges,” the “Rights of Accumulation (“ROA”)” paragraphs are replaced with the following, as applicable:

Rights of Accumulation (“ROA”). Subject to the limitations described in the aggregation policy, you may combine current purchases of any RIC Fund (other than money market funds) with your existing holdings of all RIC Funds (other than money market funds) to determine your current front-end sales charge. Subject to your Financial Intermediary’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). You must notify your Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced front-end sales charge due to existing investments or other purchases. The reduced front-end sales charge may not be applied if such notification is not furnished at the time of the order.

The value of all of your holdings in accounts established in calendar year 2007 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2007. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals.

For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. Your Financial Intermediary may require certain information to verify that the purchase qualifies for the reduced front-end sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all Shares purchased thereafter. Additional information is available from your Financial Intermediary.

X.	MONEY MANAGER CHANGES: The following replaces the information in the section entitled “Money Manager Information” for the Russell U.S. Core Equity Fund, the Russell U.S. Quantitative Equity Fund, the Russell U.S. Small & Mid Cap Fund, the Russell Real Estate Securities Fund, the Russell International Developed Markets Fund, the Russell Global Equity Fund and the Russell Strategic Bond Fund:

Russell U.S. Core Equity Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

BlackRock Capital Management, Inc., 40 East 52nd Street, 6th Floor, New York, NY 10022.

Columbus Circle Investors, One Station Place, Metro Center—8th Floor, Stamford, CT 06902.

First Eagle Investment Management, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105. (Former name: Arnhold and S. Bleichroeder Advisers, LLC)

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Lazard Asset Management, LLC, 30 Rockefeller Plaza, 59th Floor, New York, NY 10112.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Montag & Caldwell, Inc., 3455 Peachtree Road NE, Suite 1200, Atlanta, GA 30326-3248.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, FL 33401.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Numeric Investors, LLC, 470 Atlantic Avenue, 6th Floor, Boston, MA 02210.

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Next Century Growth Investors, LLC, 5500 Wayzata Boulevard, Suite 1275, Minneapolis, MN 55416.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100, Portland, OR 97204.

Russell Real Estate Securities Fund

AEW Capital Management, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

Russell International Developed Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 33 Benedict Place, 2nd Floor, Greenwich, CT 06830.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

William Blair & Company, LLC, 222 West Adams Street, Chicago, IL 60606.

Russell Global Equity Fund

Gartmore Global Partners, 8 Fenchurch Place, London EC3M 4PB United Kingdom.

Harris Associates, L.P., 2 North LaSalle Street, Suite 500, Chicago, IL 60602.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Tradewinds Global Investors, LLC, 2049 Century Park East, 18th Floor, Los Angeles, CA, 90067.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

Russell Strategic Bond Fund

Brookfield Investment Management Inc., Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281. (Former name: Hyperion Brookfield Asset Management, Inc.)

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

XI.	FINANCIAL HIGHLIGHTS: The following replaces the financial highlights table in the section entitled “Financial Highlights” in the Prospectuses referenced above:

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period		$ Net Investment Income (Loss) (a)(b)(c)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income (Loss) from Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital	$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross (d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)
2017 Retirement Distribution Fund – A Shares
December 31, 2008(2)	7.08		.08	(.12)		(.04)		(.12)	—	(.58)	(.70)	6.34	(.42)	683.47		26.38	1.09	6
October 31, 2008(1)	10.90	*	.17	(3.99	)*	(3.82	)*	—	—	—	—	7.08	(35.05)	735.29		15.46	1.85	188
2017 Accelerated Distribution Fund – A Shares
December 31, 2008(2)	8.82		.11	(.01)		.10		(.28)	—	(.72)	(1.00)	7.92	1.22	1,016.50		17.06	1.23	41
October 31, 2008(1)	10.72	*	.57	(2.47	)*	(1.90	)*	—	—	—	—	8.82	(17.76)	1,145.30		13.26	5.99	192
2027 Extended Distribution Fund – A Shares
December 31, 2008(2)	8.34		.10	(.08)		.02		(.29)	—	(.31)	(.60)	7.76	.19	861.49		26.65	1.16	2
October 31, 2008(1)	10.85	*	.49	(3.00	)*	(2.51	)*	—	—	—	—	8.34	(23.05)	924.29		9.72	5.14	114
2017 Retirement Distribution Fund – S Shares
December 31, 2008(2)	7.24		.08	(.11)		(.03)		(.09)	—	(.61)	(.70)	6.51	(.42)	1,043.19		25.68	1.18	12
October 31, 2008(1)	11.19	*	.12	(4.07	)*	(3.95	)*	—	—	—	—	7.24	(35.23)	927.05		14.96	1.34	217
2017 Accelerated Distribution Fund – S Shares
December 31, 2008(2)	8.80		.11	(.03)		.08		(.35)	—	(.65)	(1.00)	7.88	.90	964.26		26.80	1.28	4
October 31, 2008(1)	10.60	*	.58	(2.38	)*	(1.80	)*	—	—	—	—	8.80	(16.91)	1,056.04		7.93	5.98	67
2027 Extended Distribution Fund – S Shares
December 31, 2008(2)	8.81		.10	(.04)		.06		(.29)	—	(.31)	(.60)	8.27	.75	1,329.25		21.22	1.21	9
October 31, 2008(1)	10.84	*	.56	(2.59	)*	(2.03	)*	—	—	—	—	8.81	(18.69)	1,315.04		7.05	5.78	328

Notes to Financial Highlights – December 31, 2008

*	The Funds effected a reverse share split on March 27, 2008. This reverse share split was not reflected retroactively to the beginning of the period ended October 31, 2008 in the Funds’ financial statements for the periods ended October 31, 2008 and December 31, 2008. Net Asset Value, Beginning of Period, Net Realized and Unrealized Gain (Loss) and Total Income (Loss) from Operations for the period ended October 31, 2008 have been restated above to retroactively reflect the reverse share split.
(1)	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
(2)	For the period November 1, 2008 to December 31, 2008.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Total return for Class A does not reflect a front-end sales charge.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(g)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC.

36-08-269 and 00071842

RUSSELL INVESTMENT COMPANY*

Supplement dated January 20, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

LifePoints Target Distribution Strategies Funds

DATED April 30, 2009

As Supplemented through January 11, 2010

The following table on the front cover of the Russell Investment Company LifePoints Target Distribution Strategies Funds Statement of Additional Information is deleted and replaced with the following:

FUND	INCEPTION DATE	PROSPECTUS DATE
2017 Retirement Distribution Fund – A Shares	January 2, 2008	April 30, 2009#
2017 Accelerated Distribution Fund – A Shares	January 2, 2008	April 30, 2009#
2027 Extended Distribution Fund – A Shares	January 2, 2008	April 30, 2009#
2017 Retirement Distribution Fund – S Shares	January 2, 2008	April 30, 2009#
2017 Accelerated Distribution Fund – S Shares	January 2, 2008	April 30, 2009#
2027 Extended Distribution Fund – S Shares	January 2, 2008	April 30, 2009#
* On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company.
# As Supplemented January 20, 2010.